Derivatives, Sold Credit Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 19,461	$ 14,789
Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	8,378	7,994
Credit default swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	12,733	8,033
Credit default swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	1,860	1,982
Risk participation swaps [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	6,728	6,756
Risk participation swaps [Member] | Non-investment grade [Member]
Details of Sold and Purchased Credit Derivatives [Abstract]
Notional amount, Protection sold	$ 6,518	$ 6,012